SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in AOCI, including the Amounts Reclassified to Income) (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended				12 Months Ended
	Apr. 07, 2015	Nov. 14, 2014	Feb. 28, 2015	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance						$ 63,754		$ 63,754	$ 65,862
Loss recorded in other comprehensive loss								(1,611)	(2,902)	$ (6,671)
Unrealized gain from available-for-sale investments								(673)	673
Less: Gain (loss) reclassified from AOCI to income									(121)	7,088
Ending balance				$ 61,470				61,470	63,754	65,862
Fair value of investment				5,700				5,700	50,499
Investment				26,022				26,022	59,799
Net loss from the cumulative translation adjustment									100	7,100
Foreign currency translation gain (loss)								(200)	(600)	$ 3,900
Cost-method Investments [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Investment				12,094				12,094	2,371
Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Investment				$ 5,700				$ 5,700	$ 48,200
Cortina [Member] | Cost-method Investments [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Realized gain loss on disposal							$ 1,500
Investment, ownership interest (as a percent)		1.00%
Investment
Inphi Corporation [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Release from escrow deposit				$ 300
Inphi Corporation [Member] | Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Unrealized gain from available-for-sale investments									$ 500
Cash consideration			$ 2,400					$ 1,000
Realized gain loss on disposal			$ 600
Number of shares received in exchange for investment		124,395	124,395
Fair value of investment									2,300
Cash received in exchange for investment					$ 700	$ 2,400
UTStarcom Hong Kong Holdings Ltd [Member] | Cost-method Investments [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Reversed unrealized gain	$ 200
Investment, ownership interest (as a percent)	14.00%
Investment				$ 10,000				$ 10,000
UTStarcom Hong Kong Holdings Ltd [Member] | Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Partial payment of the principal of convertible bond	$ 10,000
Investment	$ 20,000								$ 20,200